Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Long-Lived Assets by Geography - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 9,443	$ 5,156
Domestic (Israel) [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	8,240	4,419
China [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	142	176
USA [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	784	139
Other [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 277	$ 422